LEASE (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,059
2026	1,511
2027	1,590
2028 and thereafter	3,832
Total lease payments	7,992
Less - imputed interest	(1,622)
Present value of lease liabilities	$ 6,370